Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum commitments under Company lease agreement

December 31,	Operating Lease
(In thousands)
2013	$1,488
2014	628

$2,116